Financial statements schedule: valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Disclosure Of Details Of Valuation And Qualifying Accounts
43.
Financial statements schedule: valuation and qualifying accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year 2021
Allowance for impairment of property, plant and equipment	182,002	4,843	(3,666)	183,179
Allowance for impairment of obsolescence and decline in market value of inventories	79,815	41,771	—	121,586
Provision for deficiency compensation	3,463	11,898	(11,080)	4,281
Sales for allowance	9,864	34,744	(34,759)	9,849
Year 2022
Allowance for impairment of property, plant and equipment	183,179	12,721	(1,433)	194,467
Allowance for impairment of obsolescence and decline in market value of inventories	121,586	—	(15,956)	105,630
Provision for deficiency compensation	4,281	79,827	(57,465)	26,643
Sales for allowance	9,849	94,641	(67,367)	37,123
Year 2023
Allowance for impairment of property, plant and equipment	194,467	9,236	—	203,703
Allowance for impairment of obsolescence and decline in market value of inventories	105,630	80,633	—	186,263
Provision for deficiency compensation	26,643	21,495	(14,574)	33,564
Sales for allowance	37,123	112,488	(111,944)	37,667

For movements in loss allowance for contract assets, accounts receivable, and other receivables, please refer to Note 41 a).